Employee Benefit Liabilities (Details) - Schedule of defined benefit plans - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Schedule Of Defined Benefit Plans [Abstract]
Defined benefit obligation	$ 2,476	$ 4,551	$ 5,545
Fair value of plan assets	(1,575)	(3,646)	(4,673)
Net defined benefit liability	$ 901	$ 905	$ 872